Lease Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Summary Of Right of Use Asset

For the three months ended March 31, 2020	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2019	$34,172	$(3,778)	$30,394
Additions during the period	-	-	-
Amortization in the period	-	(5,685)	(5,685)
Balance at March 31, 2020	$34,172	$(9,463)	$24,709

For the year ended December 31, 2019	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2018	$—	$—	$—
Additions during the year	34,172	—	34,172
Amortization in the year	—	(3,778)	(3,778)

Balance at December 31, 2019	$34,172	$(3,778)	$30,394